Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 120,039	$ 188,042	$ 162,205
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	73,363	72,224	69,833
Extinguishment of long-term debt	10,238	16,102	1,209
Amortization of debt issuance costs	2,490	4,062	4,937
Share-based payments	1,749	331	(1,273)
Foreign exchange (gain)/loss	350	(47)	179
Change in fair value of derivative instruments	6,686	(78,207)	(24,423)
Drydocking expenditure	(20,714)	0	0
Other	(3)	2,961	(4,404)
Changes in operating assets and liabilities, net:
Inventory	169	1,193	(2,797)
Other current assets	10,313	(713)	(8,021)
Receivables due from related parties	(726)	168	(62)
Payables due to related parties	56	(20)	36
Accounts payable	1,714	(222)	(1,357)
Other current liabilities	(10,064)	12,582	2,740
Net cash provided by operating activities	175,034	219,882	214,844
Investing activities
Purchase of other fixed assets	(2)	(5)	(4)
Purchase of vessels and equipment	0	0	(265,930)
Net cash used in investing activities	(2)	(5)	(265,934)
Financing activities
Purchase of treasury shares	0	0	(7,788)
Repayment of long-term debt	(110,827)	(85,255)	(72,186)
Proceeds of revolving credit facilities	1,756,667	663,421	340,266
Repayment of revolving credit facilities	(1,606,667)	(414,079)	(297,895)
Prepayment of long-term debt	(595,344)	(828,829)	(120,313)
Proceeds from long-term debt	650,000	745,000	383,290
Extinguishment costs paid on long-term debt	(1,433)	(11,125)	0
Proceeds from termination of derivative instruments	0	23,790	0
Financing costs	(7,712)	(11,014)	(3,339)
Proceeds from issuance of shares	0	14,490	0
Proceeds from issuance of treasury shares	0	934	0
Cash dividends paid	(181,225)	(186,094)	(98,932)
Net cash (used in)/provided by financing activities	(96,541)	(88,761)	123,103
Effect of exchange rate changes on cash	(348)	115	195
Net increase in cash, cash equivalents and restricted cash	78,143	131,231	72,208
Cash, cash equivalents and restricted cash at the beginning of the period	332,401	201,170	128,962
Cash, cash equivalents and restricted cash at the end of the period	410,544	332,401	201,170
Supplemental Information
Interest paid, net of amounts capitalized	(112,531)	(63,453)	(49,002)
Income tax paid	$ (55)	$ (102)	$ (145)